Noncontrolling Interests and Noncontrolling Interests with Liquidation Preferences	12 Months Ended
Jun. 30, 2025
Noncontrolling Interests and Noncontrolling Interests with Liquidation Preferences [Abstract]
sNoncontrolling Interests and Noncontrolling Interests with Liquidation Preference
19	Noncontrolling interests and noncontrolling interests with liquidation preferences

In connection with the Group’s acquisition of Shenzhen Letsvan (Note 3), there are certain non-controlling interest shareholders. Pursuant to the shareholder agreement, certain non-controlling shareholders of Shenzhen Letsvan held preferred shares that entitled these shareholders certain preferences and privileges, such as liquidation preferences. The Group determined that the preferred shares should be accounted for as mezzanine equity on the Group’s consolidated balance sheets since they are contingently redeemable upon the occurrence of a conditional event or a deemed redemption event, which is not solely within the control of the Group. The other noncontrolling interests with no preferential rights held by non-controlling interest shareholders are classified under equity in the Group’s consolidated balance sheets. All the non-controlling interests were initially recorded at the acquisition date fair value and subsequently adjusted by the attribution of its share of net income or loss pursuant to the shareholder agreement.